CONDENSED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 0	$ 0
Notes Receivable	456,535	0
Total Current Assets	456,535	0
CURRENT LIABILITIES
Accounts payable and accrued expenses	222,896	18,693
Advances from related party	0	64,570
Convertible notes payable	450,000	0
Total Current Liabilities	672,896	83,263
STOCKHOLDERS DEFICIT
Common stock 200,000,000 shares authorized, at $0.001 par value; 73,500,000 shares issued and outstanding	73,500	73,500
Additional paid-in capital	(31,850)	(31,850)
Deficit accumulated during the pre-exploration stage	(258,011)	(124,913)
Total Stockholders Deficit	(216,361)	(83,263)
TOTAL LIABILITIES AND STOCKHOLDERS DEFICIT	$ 456,535	$ 0